Condensed Consolidated Balance Sheet - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 869,081	$ 800,735	$ 554,724
Restricted cash	32,307	31,936	32,426
Accounts receivables and other receivables, net	2,489,535	5,528,826	1,616,167
Income taxes receivable	1,373,310	1,657,829	267,084
Other current assets	990,815	2,778,826	115,743
Total Current Assets	5,755,048	10,798,152	2,586,144
Non Current Assets:
Property and equipment, net	574,334	593,357	127,148
Intangible assets, net	7,074,524	6,168,534	4,624,179
Total Non Current Assets	7,648,858	6,761,891	4,751,327
Total Assets	13,403,906	17,560,043	7,337,471
Current Liabilities:
Accounts payable	4,227,424	3,373,487	1,010,469
Voucher payable	2,725,970	6,477,256	1,478,688
Accrued expenses	4,788,234	3,128,515	1,021,249
Value-added tax payable	241,509	32,387	702,628
Other current liabilities	95,592	143,073	85,717
Shareholder loans payable	9,013,611	50,057,013	15,682,351
Short-term borrowings	315,940	558,206	544,731
Total Current Liabilities	21,408,280	63,769,937	20,525,833
Convertible Shareholder loans, at fair value		22,560,124	9,380,301
Total Non current Liabilities		22,560,124	9,380,301
Total Liabilities	21,408,280	86,330,061	29,906,134
Commitments and Contingencies (Note 15)
Stockholders’ Deficit:
Common stock; £0.002 par value, 25,000,042 and 21,667,738 issued and outstanding as of December 31, 2024 and 2023, respectively	115,636	65,280	56,798
Additional paid-in capital	153,009,329	74,374,429	73,108,399
Merger Reserve	12,609,377
Preference Share - Share Cap	63,905
Accumulated deficit	(174,965,279)	(148,420,321)	(97,704,625)
Accumulated other comprehensive income	1,162,658	5,210,594	1,970,765
Total Stockholders’ Deficit	(8,004,374)	(68,770,018)	(22,568,663)
Total Liabilities and Stockholders’ Deficit	$ 13,403,906	$ 17,560,043	$ 7,337,471